Inventories (Tables)	12 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
Schedule of Inventories

Inventories consisted of the following at the dates indicated below:

	As of June 30,
	2026	2025
Raw materials	$542,489	$444,723
Work-in-progress	1,778,136	3,363,948
Finished goods	2,435,741	1,925,784
Total Inventories	$4,756,366	$5,734,455